Class A Ordinary Shares Subject to Possible Redemption	6 Months Ended
Jun. 30, 2024
Learn CW Investment Corporation
Temporary Equity [Line Items]
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
NOTE 8. CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 shares of Class A ordinary shares with a par value $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2023, and 2022, there were 9,338,421 and 23,000,000 Class A ordinary shares outstanding, respectively, which were subject to possible redemption and are classified outside of permanent equity in the balance sheets.
On October 11, 2023, the Public Shareholders of the Company held the Meeting to approve the Extension Amendment Proposal, the Founder Share Amendment Proposal, and the Redemption Limitation Proposal. At the Meeting, the Public Shareholders approved each of the Extension Amendment Proposal, the Founder Share Amendment Proposal, and the Redemption Limitation Proposal. In connection with the Meeting, shareholders holding 13,661,579 Class A ordinary shares (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $145.2 million (approximately $10.63 per share) was removed from the Trust Account to pay such holders. Following these redemptions, the Company had 9,338,421 Class A ordinary shares outstanding.
Following the redemptions, the Company recorded shareholder redemption payable for additional interest earned by redeeming Class A Ordinary shareholders that exercised their redemption rights in the amount of $249,339, which equates to approximately $0.018 per Class A Ordinary Share. As of the date of this report, this amount remains outstanding and the Company is in the process of remitting the additional interest to such redeeming Class A Ordinary shareholders.
Note 8 – Class A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
On October 11, 2023, the Public Shareholders of the Company held the Meeting to approve the Extension Amendment Proposal, the Founder Share Amendment Proposal, and the Redemption Limitation Proposal. At the Meeting, the Public Shareholders approved each of the Extension Amendment Proposal, the Founder Share Amendment Proposal, and the Redemption Limitation Proposal. In connection with the Meeting, shareholders holding 13,661,579 Class A ordinary shares (after giving effect to withdrawals of redemptions) exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $145.2 million (approximately $10.63 per share) was removed from the Trust Account to pay such holders. Following these redemptions, the Company had 9,338,421 Class A ordinary shares outstanding.
Following the redemptions, the Company recorded shareholder redemption payable for additional interest earned by redeeming holders of Class A ordinary shares that exercised their redemption rights in the amount of
$249,339, which equates to approximately $0.018 per Class A ordinary share. During the three months ended June 30, 2024, the Company remitted the additional interest to such redeeming holders of Class A ordinary shares.
As of June 30, 2024 and December 31, 2023, there were 9,338,421 Class A ordinary shares outstanding which were subject to possible redemption and are classified outside of permanent equity in the balance sheets.